Note 21 - Other Liabilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Overfunded Plan	$ 4.2	$ 3.3
Estimate of contributions expected to be paid to plan for next annual reporting period	5.1
Unfunded post-employment benefits [member]
Statement Line Items [Line Items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	(1.3)	0.2
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ (5.7)	3.7
Unfunded post-employment benefits [member] | Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 7.4
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (7.0)
Unfunded post-employment benefits [member] | Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 4.5
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(4.5)
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	(0.4)	(0.4)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 12.4	$ 8.4
Funded post-employment benefits [member] | Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 16.1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (19.8)
Funded post-employment benefits [member] | Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1.8
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1.6)